Intangible assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Intangible assets
16(a).	Intangible assets
Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Total
	(In millions)
Cost as at April 1, 2019	Rs.	67,681.8	Rs.	14,595.0	Rs.	5,980.0	Rs.	3,546.9	Rs.	697,541.0	Rs.	55,966.1	Rs.	845,310.8
Additions		11,791.7		1,208.1				2.2		127,782.2		—		140,784.2
Additions through acquisitions		—		—		—		103.2		—		—		103.2
Currency translation		2,653.9		445.7		181.0		1,926.6		23,127.6		—		28,334.8
Fully amortized not in use		(404.6)		—		—		—		(41,597.6)		—		(42,002.2)

Cost as at March 31, 2020		81,722.8		16,248.8		6,161.0		5,578.9		806,853.2		55,966.1		972,530.8

Accumulated amortization at April 1, 2019		(46,300.8)		(13,972.1)		(3,699.7)		(1,765.1)		(405,420.9)		(13,309.9)		(484,468.5)
Amortization for the year		(9,075.8)		(399.3)		(228.9)		(253.6)		(81,915.8)		—		(91,873.4)
Write down/impairment of assets		(4.5)		—		—		—		(1,702.0)		—		(1,706.5)
Currency translation		(1,726.2)		(444.5)		(125.5)		(469.9)		(14,435.2)		—		(17,201.3)
Fully amortized not in use		404.6		—		—		—		41,597.4		—		42,002.0

Accumulated amortization at March 31, 2020		(56,702.7)		(14,815.9)		(4,054.1)		(2,488.6)		(461,876.5)		(13,309.9)		(553,247.7)

Net carrying amount as at March 31, 2020	Rs.	25,020.1	Rs.	1,432.9	Rs.	2,106.9	Rs.	3,090.3	Rs.	344,976.7	Rs.	42,656.2	Rs.	419,283.1

Capital work-in-progress														245,261.4

Total													Rs.	664,544.5

													US$	8,782.7

Cost as at April 1, 2018	Rs.	63,015.3	Rs.	15,221.2	Rs.	5,612.7	Rs.	3,268.3	Rs.	681,420.6	Rs.	57,063.1	Rs.	825,601.2
Additions		8,446.9		21.8		—		445.9		114,174.4		—		123,089.0
Reversal of assets classified as held for sale		2,488.3		17.5		486.9		—		—		—		2,992.7
Currency translation		(1,923.6)		(283.5)		(119.6)		(84.5)		(12,321.8)		(1,097.0)		(15,830.0)
Fully amortized not in use		(4,345.1)		(382.0)		—		(82.8)		(85,732.2)		—		(90,542.1)

Cost as at March 31, 2019		67,681.8		14,595.0		5,980.0		3,546.9		697,541.0		55,966.1		845,310.8

Accumulated amortization at April 1, 2018		(32,351.4)		(13,956.4)		(2,731.2)		(882.3)		(317,707.6)		—		(367,628.9)
Amortization for the year		(10,434.8)		(768.3)		(293.5)		(395.7)		(97,478.0)		—		(109,370.3)
Reversal of assets classified as held for sale		(1,706.3)		(4.8)		(110.0)		—		—		—		(1,821.1)
Write down/impairment of assets		(6,694.0)		—		(617.3)		(474.0)		(80,928.6)		(13,168.8)		(101,882.7)
Currency translation		540.6		375.4		52.3		(95.9)		4,961.1		(141.1)		5,692.4
Fully amortized not in use		4,345.1		382.0		—		82.8		85,732.2		—		90,542.1

Accumulated amortization at March 31, 2019		(46,300.8)		(13,972.1)		(3,699.7)		(1,765.1)		(405,420.9)		(13,309.9)		(484,468.5)

Net carrying amount as at March 31, 2019	Rs.	21,381.0	Rs.	622.9	Rs.	2,280.3	Rs.	1,781.8	Rs.	292,120.1	Rs.	42,656.2	Rs.	360,842.3

Capital work-in-progress														219,713.6

Total													Rs.	580,555.9

1.
The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

2.
During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs. 4,236.1 million, Rs. 8,350.6 million and Rs. 8,717.5 million of the RDEC, for the years ended March 31, 2020, 2019 and 2018
,
respectively, the proportion relating to capitalized product development expenditure, have been off set against these assets. The remaining Rs. 4,957.1 million, Rs. 1,601.5 million and Rs.

3,845.9 million for the years ended March 31,
2020
, 201
9
and 201
8
respectively, have been recognized as miscellaneous income, a component of other income/(loss) (net).

16(b).	Intangible assets under development

	Year ended March 31,
	2020				2019
Cost as at April 1,	US$	2,903.8	Rs.	219,713.6	Rs.	227,195.6
Additions		2,088.6		158,030.8		173,698.8
Transferred to other intangible assets		(1,842.6)		(139,417.4)		(122,621.4)
Reversal of assets classified as h eld for Sale		—		—		125.4
Provision for impairment/ w rite off		(10.1)		(767.1)		(53,864.8)
Currency translation		101.8		7,701.5		(4,820.0)

Balance at the end	US$	3,241.5	Rs.	245,261.4	Rs.	219,713.6